Portfolio of Investments - Pacific Global US Equity Income ETF
March 31, 2019 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 99.8%
Basic Materials - 3.4%
Air Products & Chemicals, Inc.	673	$128,516
Cabot Corp.	229	9,533
Celanese Corp.	474	46,741
CF Industries Holdings, Inc.	722	29,515
Chemours Co.	540	20,066
Domtar Corp.	192	9,533
DowDuPont, Inc.	6,120	326,257
Eastman Chemical Co.	701	53,192
Huntsman Corp.	648	14,574
International Flavors & Fragrances, Inc.	314	40,440
International Paper Co.	2,359	109,151
LyondellBasell Industries NV	1,056	88,789
Nucor Corp.	973	56,775
Olin Corp.	471	10,899
Reliance Steel & Aluminum Co.	240	21,662
RPM International, Inc.	405	23,506
Southern Copper Corp.	240	9,523
Steel Dynamics, Inc.	725	25,571
Valvoline, Inc.	620	11,507
		1,035,750

Communications - 5.5%
AT&T, Inc.	12,196	382,467
CenturyLink, Inc.	3,108	37,265
Cisco Systems, Inc.	7,153	386,190
Corning, Inc.	2,696	89,238
Interpublic Group of Cos., Inc.	12,900	271,029
John Wiley & Sons, Inc.	192	8,490
Juniper Networks, Inc.	1,644	43,517
Omnicom Group, Inc.	856	62,479
Verizon Communications, Inc.	6,409	378,964
Viacom, Inc.	1,315	36,912
		1,696,551

Consumer, Cyclical - 12.0%
Alaska Air Group, Inc.	373	20,933
Best Buy Co, Inc.	740	52,584
Carnival Corp.	1,646	83,485
Cinemark Holdings, Inc.	314	12,557
Copa Holdings SA	88	7,094
Darden Restaurants, Inc.	279	33,890
Delta Air Lines, Inc.	4,246	219,306
Dick's Sporting Goods, Inc.	407	14,982
Extended Stay America, Inc.	601	10,788
Fastenal Co.	863	55,500
Foot Locker, Inc.	396	23,998
Ford Motor Co.	14,628	128,434
Gap, Inc.	858	22,462
General Motors Co.	3,717	137,901
Genuine Parts Co.	432	48,397
Goodyear Tire & Rubber Co.	1,812	32,888
Hanesbrands, Inc.	1,658	29,645
Harley-Davidson, Inc.	4,989	177,908
Hasbro, Inc.	370	31,457
Home Depot, Inc.	2,001	383,972
International Game Technology Plc	330	4,287
KAR Auction Services, Inc.	384	19,703
Kohl's Corp.	497	34,179
L Brands, Inc.	672	18,534
Las Vegas Sands Corp.	1,122	68,397
Lear Corp.	213	28,906
Leggett & Platt, Inc.	428	18,070
Macy's, Inc.	1,352	32,489
McDonald's Corp.	1,967	373,533
MSC Industrial Direct Co., Inc.	281	23,241
Newell Brands, Inc.	3,832	58,783
Nordstrom, Inc.	401	17,796
Nu Skin Enterprises, Inc.	187	8,950
Penske Automotive Group, Inc.	229	10,225
Polaris Industries, Inc.	256	21,614
Royal Caribbean Cruises Ltd.	525	60,175
Scotts Miracle-Gro Co.	124	9,744
Six Flags Entertainment Corp.	398	19,641
Tapestry, Inc.	935	30,378
Target Corp.	1,777	142,622
Thor Industries, Inc.	165	10,291
Tiffany & Co.	358	37,787
Vail Resorts, Inc.	174	37,810
VF Corp.	1,052	91,429
Walgreens Boots Alliance, Inc.	3,710	234,732
Walmart, Inc.	3,854	375,881
Watsco, Inc.	382	54,706
Whirlpool Corp.	1,536	204,119
Williams-Sonoma, Inc.	269	15,137
Wyndham Destinations, Inc.	1,369	55,431
Wyndham Hotels & Resorts, Inc.	276	13,797
Wynn Resorts Ltd.	292	34,841
		3,695,409

Consumer, Non-cyclical - 23.3%
AbbVie, Inc.	4,720	380,385
Altria Group, Inc.	5,863	336,712
Amgen, Inc.	2,024	384,520
Archer-Daniels-Midland Co.	2,434	104,978
Bristol-Myers Squibb Co.	4,902	233,874
Bunge Ltd.	4,074	216,207
Campbell Soup Co.	486	18,531
Cardinal Health, Inc.	7,753	373,307
Clorox Co.	349	56,001
Coca-Cola Co.	8,261	387,111
Colgate-Palmolive Co.	3,661	250,925
Conagra Brands, Inc.	1,305	36,201
Coty, Inc.	1,357	15,606
CVS Health Corp.	4,308	232,330
Flowers Foods, Inc.	567	12,088
General Mills, Inc.	1,763	91,235
Gilead Sciences, Inc.	5,686	369,647
H&R Block, Inc.	686	16,423
Hershey Co.	402	46,162
Ingredion, Inc.	284	26,892
JM Smucker Co.	314	36,581
Johnson & Johnson	2,762	386,100
Kellogg Co.	1,520	87,218
Keurig Dr Pepper, Inc.	466	13,034
Kimberly-Clark Corp.	1,013	125,511
Kraft Heinz Co.	2,273	74,213
Kroger Co.	2,649	65,165
Macquarie Infrastructure Corp.	654	26,958
ManpowerGroup, Inc.	217	17,944
Medtronic Plc	4,192	381,807
Merck & Co, Inc.	4,621	384,329
Molson Coors Brewing Co.	492	29,348
Mondelez International, Inc.	4,096	204,472
Nielsen Holdings Plc	1,062	25,138
PepsiCo, Inc.	3,144	385,297
Pfizer, Inc.	9,022	383,164
Philip Morris International, Inc.	4,144	366,288
Procter & Gamble Co.	3,704	385,401
Quest Diagnostics, Inc.	384	34,529
Sabre Corp.	962	20,577
Spectrum Brands Holdings, Inc.	122	6,683
Sysco Corp.	1,243	82,983
Tyson Foods, Inc.	919	63,806
		7,175,681

Energy - 7.8%
Anadarko Petroleum Corp.	1,931	87,822
Apache Corp.	1,101	38,161
Baker Hughes a GE Co.	1,755	48,649
Chevron Corp.	3,081	379,518
Exxon Mobil Corp.	4,704	380,083
Halliburton Co.	2,448	71,726
Helmerich & Payne, Inc.	325	18,057
HollyFrontier Corp.	450	22,171
Kinder Morgan, Inc.	4,899	98,029
Kosmos Energy Ltd.	680	4,236
Marathon Petroleum Corp.	2,593	155,191
Murphy Oil Corp.	504	14,767
Occidental Petroleum Corp.	3,147	208,331
ONEOK, Inc.	1,165	81,364
PBF Energy, Inc.	312	9,716
Phillips 66	1,463	139,234
RPC, Inc.	192	2,191
Schlumberger Ltd.	7,137	310,959
Targa Resources Corp.	648	26,924
Valero Energy Corp.	2,520	213,772
Williams Cos., Inc.	3,134	90,008
		2,400,909

Financials - 25.2%
Alexandria Real Estate Equities, Inc.	114	16,252
Ally Financial, Inc.	2,147	59,021
American Campus Communities, Inc.	152	7,232
American International Group, Inc.	3,433	147,825
Ameriprise Financial, Inc.	494	63,282
Annaly Capital Management, Inc.	3,789	37,852
Apartment Investment & Management Co.	182	9,141
Apple Hospitality REIT, Inc.	299	4,874
Arthur J Gallagher & Co.	405	31,630
Associated Banc-Corp	680	14,518
Assurant, Inc.	291	27,619
AvalonBay Communities, Inc.	156	31,314
AXA Equitable Holdings, Inc.	639	12,869
Axis Capital Holdings Ltd.	385	21,090
Bank of America Corp.	14,044	387,474
Bank of Hawaii Corp.	125	9,859
Bank of New York Mellon Corp.	3,335	168,184
Bank OZK	419	12,143
BankUnited, Inc.	338	11,289

BB&T Corp.	8,381	389,968
BGC Partners, Inc.	751	3,988
BlackRock, Inc.	674	288,047
BOK Financial Corp.	99	8,073
Boston Properties, Inc.	175	23,429
Brandywine Realty Trust	219	3,473
Brixmor Property Group, Inc.	362	6,650
Brookfield Property REIT, Inc.	146	2,992
Camden Property Trust	92	9,338
Cincinnati Financial Corp.	395	33,930
CIT Group, Inc.	359	17,221
Citigroup, Inc.	6,225	387,319
Citizens Financial Group, Inc.	3,924	127,530
CNA Financial Corp.	72	3,121
Columbia Property Trust, Inc.	113	2,544
Comerica, Inc.	1,033	75,740
CoreSite Realty Corp.	48	5,137
Corporate Office Properties Trust	114	3,112
Crown Castle International Corp.	482	61,696
CubeSmart	236	7,561
Cullen/Frost Bankers, Inc.	187	18,152
CyrusOne, Inc.	144	7,551
Digital Realty Trust, Inc.	229	27,251
Discover Financial Services	1,124	79,984
Douglas Emmett, Inc.	176	7,114
Duke Realty Corp.	349	10,672
Eaton Vance Corp.	463	18,664
Empire State Realty Trust, Inc.	192	3,034
EPR Properties	93	7,152
Equinix, Inc.	94	42,597
Equity Residential	407	30,655
Essex Property Trust, Inc.	74	21,404
Evercore, Inc.	129	11,739
Everest Re Group Ltd.	133	28,723
Extra Space Storage, Inc.	137	13,962
Federal Realty Investment Trust	95	13,096
Fidelity National Financial, Inc.	2,061	75,330
Fifth Third Bancorp	3,506	88,421
First American Financial Corp.	336	17,304
First Hawaiian, Inc.	360	9,378
First Horizon National Corp.	1,433	20,033
FNB Corp.	960	10,176
Franklin Resources, Inc.	1,036	34,333
Gaming and Leisure Properties, Inc.	238	9,180
Hartford Financial Services Group, Inc.	1,359	67,569
HCP, Inc.	476	14,899
Healthcare Trust of America, Inc.	231	6,604
Highwoods Properties, Inc.	130	6,081
Hospitality Properties Trust	230	6,051
Host Hotels & Resorts, Inc.	853	16,122
Hudson Pacific Properties, Inc.	182	6,264
Huntington Bancshares, Inc.	9,960	126,293
Invesco Ltd.	2,597	50,148
Invitation Homes, Inc.	301	7,323
Iron Mountain, Inc.	376	13,333
JBG SMITH Properties	119	4,921
Jefferies Financial Group, Inc.	1,421	26,701
JPMorgan Chase & Co.	3,800	384,674
KeyCorp	9,660	152,145
Kilroy Realty Corp.	112	8,508
Kimco Realty Corp.	496	9,176
Lamar Advertising Co.	96	7,609
Lazard Ltd.	384	13,878
Legg Mason, Inc.	307	8,403
Liberty Property Trust	135	6,537
Life Storage, Inc.	48	4,669
Lincoln National Corp.	885	51,950
M&T Bank Corp.	440	69,089
Macerich Co.	190	8,237
Medical Properties Trust, Inc.	420	7,774
Mercury General Corp.	72	3,605
MetLife, Inc.	3,741	159,254
MFA Financial, Inc.	1,335	9,705
Mid-America Apartment Communities, Inc.	120	13,120
Morgan Stanley	7,176	302,827
National Retail Properties, Inc.	165	9,139
Navient Corp.	776	8,978
New York Community Bancorp, Inc.	1,281	14,821
Northern Trust Corp.	804	72,690
Old Republic International Corp.	838	17,531
Omega Healthcare Investors, Inc.	251	9,576
OneMain Holdings, Inc.	215	6,826
Outfront Media, Inc.	162	3,791
PacWest Bancorp	700	26,327
Paramount Group, Inc.	288	4,087
Park Hotels & Resorts, Inc.	253	7,863
People's United Financial, Inc.	1,223	20,106
PNC Financial Services Group, Inc.	3,174	389,323
Popular, Inc.	314	16,369
Principal Financial Group, Inc.	2,112	106,001
Progressive Corp.	1,697	122,337
Prologis, Inc.	662	47,631
Prosperity Bancshares, Inc.	216	14,917

Prudential Financial, Inc.	1,849	169,886
Public Storage	164	35,716
Rayonier, Inc.	146	4,602
Realty Income Corp.	311	22,877
Regency Centers Corp.	180	12,148
Regions Financial Corp.	7,328	103,691
Retail Properties of America, Inc.	278	3,389
Santander Consumer USA Holdings, Inc.	360	7,607
Simon Property Group, Inc.	410	74,706
SITE Centers Corp.	197	2,683
SL Green Realty Corp.	107	9,621
Spirit Realty Capital, Inc.	116	4,609
Starwood Property Trust, Inc.	744	16,628
State Street Corp.	1,574	103,585
STORE Capital Corp.	209	7,002
Sun Communities, Inc.	76	9,008
SunTrust Banks, Inc.	3,029	179,468
Synchrony Financial	3,793	120,997
Synovus Financial Corp.	551	18,932
T Rowe Price Group, Inc.	706	70,685
Taubman Centers, Inc.	72	3,807
TCF Financial Corp.	1,153	23,856
TD Ameritrade Holding Corp.	795	39,742
Travelers Cos., Inc.	839	115,077
UDR, Inc.	282	12,820
Umpqua Holdings Corp.	730	12,045
Unum Group	1,387	46,922
US Bancorp	6,437	310,199
Ventas, Inc.	403	25,715
VEREIT, Inc.	1,145	9,584
VICI Properties, Inc.	457	9,999
Virtu Financial, Inc.	96	2,280
Vornado Realty Trust	230	15,511
Webster Financial Corp.	288	14,593
Weingarten Realty Investors	173	5,081
Wells Fargo & Co.	7,870	380,278
Welltower, Inc.	382	29,643
Western Union Co.	2,256	41,668
Weyerhaeuser Co.	858	22,600
WP Carey, Inc.	152	11,906
Zions Bancorp NA	1,130	51,313
		7,774,503

Industrial - 12.7%
3M Co.	1,749	363,407
Bemis Co, Inc.	272	15,091
Boeing Co.	1,039	396,295
Caterpillar, Inc.	1,639	222,068
CH Robinson Worldwide, Inc.	426	37,058
Cummins, Inc.	526	83,040
Dover Corp.	456	42,773
Eaton Corp Plc	1,314	105,856
Emerson Electric Co.	1,819	124,547
Energizer Holdings, Inc.	183	8,222
Fluor Corp.	398	14,646
Garmin Ltd.	264	22,796
General Dynamics Corp.	786	133,054
Gentex Corp.	894	18,488
GrafTech International Ltd.	144	1,842
Graphic Packaging Holding Co.	1,517	19,160
Honeywell International, Inc.	2,189	347,876
Hubbell, Inc.	237	27,961
Illinois Tool Works, Inc.	1,179	169,222
Johnson Controls International Plc	2,577	95,194
Lincoln Electric Holdings, Inc.	214	17,948
Lockheed Martin Corp.	749	224,820
MDU Resources Group, Inc.	168	4,339
National Instruments Corp.	332	14,728
nVent Electric Plc	456	12,303
Packaging Corp of America	268	26,634
Rockwell Automation, Inc.	394	69,131
Ryder System, Inc.	516	31,987
Snap-on, Inc.	214	33,495
Sonoco Products Co.	264	16,244
Timken Co.	192	8,375
Trinity Industries, Inc.	527	11,452
Union Pacific Corp.	2,371	396,431
United Parcel Service, Inc.	3,515	392,766
United Technologies Corp.	2,402	309,594
Westrock Co.	2,135	81,877
		3,900,720

Technology - 8.2%
Broadcom, Inc.	1,259	378,594
Cypress Semiconductor Corp.	1,017	15,174
Hewlett Packard Enterprise Co.	7,032	108,504
HP, Inc.	8,245	160,200
Intel Corp.	7,110	381,807
International Business Machines Corp.	2,728	384,921
KLA-Tencor Corp.	417	49,794
Lam Research Corp.	497	88,968
Maxim Integrated Products, Inc.	820	43,600
NetApp, Inc.	824	57,136
Paychex, Inc.	797	63,919
QUALCOMM, Inc.	6,637	378,508
Texas Instruments, Inc.	3,403	360,956
Western Digital Corp.	865	41,572
Xerox Corp.	640	20,467
		2,534,120

Utilities - 1.7%
AES Corp.	500	9,040
Alliant Energy Corp.	168	7,918
Ameren Corp.	144	10,591
American Electric Power Co., Inc.	305	25,544
Aqua America, Inc.	144	5,247
Avangrid, Inc.	24	1,208
CenterPoint Energy, Inc.	360	11,052
CMS Energy Corp.	192	10,664
Consolidated Edison, Inc.	216	18,319
Dominion Energy, Inc.	613	46,993
DTE Energy Co.	120	14,969
Duke Energy Corp.	515	46,350
Edison International	283	17,523
Entergy Corp.	96	9,181
Evergy, Inc.	192	11,146
Eversource Energy	216	15,325
Exelon Corp.	586	29,376
FirstEnergy Corp.	300	12,483
Hawaiian Electric Industries, Inc.	48	1,957
National Fuel Gas Co.	62	3,780
NextEra Energy, Inc.	324	62,636
OGE Energy Corp.	144	6,209
Pinnacle West Capital Corp.	72	6,882
PPL Corp.	560	17,774
Public Service Enterprise Group, Inc.	308	18,298
Sempra Energy	192	24,165
Southern Co.	772	39,897
WEC Energy Group, Inc.	216	17,081
Xcel Energy, Inc.	316	17,762
		519,370

TOTAL COMMON STOCKS
(Cost $30,603,153)		30,733,013

SHORT TERM INVESTMENTS - 0.1%
First American Treasury Obligations Fund - Class X, 2.33% (a)	42,292	42,292
TOTAL SHORT TERM INVESTMENTS
(Cost $42,292)		42,292
TOTAL INVESTMENTS - 99.9%
(Cost $30,645,445)		30,775,305
Other Assets in Excess of Liabilities - 0.1%		43,839
TOTAL NET ASSETS - 100.0%		$30,819,144

(a) Seven-day yield as of March 31, 2019

Glossary:
Ltd. - Private Limited Company
Plc - Public Limited Company

Sector Allocation
(as of March 31, 2019)
Financials	25.2%
Consumer, Non-cyclical	23.3%
Industrials	12.7%
Consumer, Cyclical	12.0%
Technology	8.2%
Energy	7.8%
Communications	5.5%
Basic Materials	3.4%
Utilities	1.7%
Money Market Funds	0.1%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Net Assets	100.0%

Percentages indicated are based upon net assets.

Notes to Portfolios of Investments
March 31, 2019 (Unaudited)

Securities Valuation

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of March 31, 2019, based on the inputs used to value them:

Pacific Global US Equity Income ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$30,733,013	$-	$-	$30,733,013
Short Term Investments	$42,292	$-	$-	$42,292
Total	$30,775,305	$-	$-	$30,775,305